14. RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
NOTE 14. RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”), Honest Best and other companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration of the acquisition of Heat Planet. The amount is payable within six months of the later of the occupation of the Real Estate Asset, which occurred in April 2013, and delivery of the audited financial statements of Heat Planet for the five months ended May 31, 2012, which were delivered in December 2012. Therefore, any unpaid amounts after October 6, 2013 will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6.00% as of June 30, 2013).

Prior to September 2011, the amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and continues to be unsecured and due on demand by the lender.

The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the average interest rate of 6.93% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will commence maturity in July 2013.

The amount due to AutoChina Inc., Smart Success Investment Limited (“Smart Success”) and Alliance Rich were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of June 30, 2013 and December 31, 2012 were as follows:

		June 30,	December 31,
	Notes	2013	2012
		(unaudited)

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	39,961	56,170
Hebei Kaiyuan	(2)	5,084	1,162
Kaiyuan Shengrong	(2)	8,534	8,110
Smart Success	(2)	9	9
Total		$53,732	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related party:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company which is controlled by Mr. Li’s brother. The amount due to Ruituo was non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amount due to related party as of June 30, 2013 and December 31, 2012 was as follows:

		June 30,	December 31,
	Note	2013	2012
		(unaudited)

Ruituo	(1)	$6,057	$2,228

Note:

(1) Entity controlled by Mr. Li’s brother.

Related Party Transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2013	2012
		(unaudited)	As Adjusted – note 2 (unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$21,040	$65,037
Hebei Kaiyuan	(1) (d)	5,004	71,049
Kaiyuan Shengrong	(1) (b)	10,520	3,173
Kaiyuan Shengrong	(1) (c)	10,520	3,173
Ruihua Real Estate	(1) (a)	24,277	—
Ruituo	(2) (a)	24,277	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (d)	—	41,369

Trading nature:
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (g)	2,642	—
Hebei Kaiyuan	(1) (f)	$43	$43
Kaiyuan Shengrong	(1) (f)	282	131
Ruituo	(2) (e)	204,956	152,979
Ruituo	(2) (f)	52	279
Honest Best	(4) (f)	$—	$58

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(4)	Parent company of AutoChina and entity controlled by Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(g)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.

Since the year ended December 31, 2010, the Company started purchasing commercial vehicles from an affiliate of Mr. Li, Ruituo, at a markup of approximately 0.3%. The balance due on such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the six months ended June 30, 2013 and 2012, the Company purchased commercial vehicles from Ruituo amounting to $204,956 and $152,979, respectively. The Company incurred interest expense of $52 and $279 for the purchase from Ruituo throughout the six months ended June 30, 2013 and 2012, respectively.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate of Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the six months ended June 30, 2013 and 2012. In April 2013 the Company moved to and began occupying its new wholly-owned office space in the Kai Yuan Center.